Stockholders' Equity (Deficit) - Schedule of Fair Value of Stock Options Granted to Employees (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value	$ 9.32	$ 2.31	$ 0.97
Risk-free interest rate min	1.54%	0.97%	0.93%
Risk-free interest rate max	2.16%	1.99%	1.19%
Expected stock price volatility min	90.00%	90.00%	90.00%
Expected stock price volatility max	93.00%	90.00%	90.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	5 years 6 months 0 days	5 years 5 months 12 days	5 years 10 months 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	6 years 9 months 0 days	6 years 0 months 29 days	6 years 0 months 26 days